Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 90.4%

Communication Services - 11.9%
Diversified Telecommunication Services - 0.1%
Radius Global Infrastructure, Inc. - Class A*	11,824	$181,262
Verizon Communications, Inc.	5,721	319,117
		500,379
Entertainment - 4.2%
Activision Blizzard, Inc.	38,376	3,209,001
Electronic Arts, Inc.	32,297	4,649,476
Sea Ltd. - ADR (Taiwan)*	38,260	10,565,881
Ubisoft Entertainment S.A. - ADR (France)*	183,716	2,329,519
Ubisoft Entertainment S.A. (France)*	3,333	211,292
The Walt Disney Co.*	13,947	2,454,951
		23,420,120
Interactive Media & Services - 6.4%
Alphabet, Inc. - Class A*	4,757	12,817,879
Alphabet, Inc. - Class C*	700	1,893,094
Auto Trader Group plc (United Kingdom)*2	27,520	249,336
Facebook, Inc. - Class A*	43,149	15,373,989
Tencent Holdings Ltd. - Class H (China)	91,934	5,544,369
		35,878,667
Media - 1.2%
Charter Communications, Inc. - Class A*	7,338	5,459,839
Comcast Corp. - Class A	6,412	377,218
Omnicom Group, Inc.	708	51,557
Quebecor, Inc. - Class B (Canada)	12,576	329,016
S4 Capital plc (United Kingdom)*	55,195	532,444
		6,750,074
Total Communication Services		66,549,240
Consumer Discretionary - 12.2%
Distributors - 0.0%##
Genuine Parts Co.	479	60,795
Hotels, Restaurants & Leisure - 2.5%
Accor S.A. - ADR (France)*	321,745	2,294,042
Accor S.A. (France)*	5,548	196,344
Expedia Group, Inc.*	46,102	7,416,429
Hilton Worldwide Holdings, Inc.*	876	115,150
Hyatt Hotels Corp. - Class A*	46,677	3,728,092
Restaurant Brands International, Inc. (Canada)	3,520	240,029
		13,990,086
Household Durables - 1.5%
Garmin Ltd.	559	87,875
Nikon Corp. (Japan)	246,100	2,291,033
Sony Group Corp. - ADR (Japan)	47,915	4,997,534
Sony Group Corp. (Japan)	7,100	741,712
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Household Durables (continued)
Whirlpool Corp.	220	$48,739
		8,166,893
Internet & Direct Marketing Retail - 2.7%
Amazon.com, Inc.*	4,556	15,160,500
Multiline Retail - 2.3%
Dollar General Corp.	27,056	6,294,308
Dollar Tree, Inc.*	65,023	6,488,645
		12,782,953
Specialty Retail - 0.6%
AutoZone, Inc.*	1,594	2,587,971
Best Buy Co., Inc.	768	86,285
The Home Depot, Inc.	1,338	439,118
Williams-Sonoma, Inc.	263	39,897
		3,153,271
Textiles, Apparel & Luxury Goods - 2.6%
adidas AG (Germany)	7,070	2,566,082
lululemon athletica, Inc. *	14,560	5,826,475
NIKE, Inc. - Class B	37,836	6,337,909
		14,730,466
Total Consumer Discretionary		68,044,964
Consumer Staples - 10.6%
Beverages - 4.9%
Anheuser-Busch InBev S.A./N.V. (Belgium)	37,287	2,353,263
The Coca-Cola Co.	164,687	9,392,100
Constellation Brands, Inc. - Class A	10,512	2,358,262
Diageo plc (United Kingdom)	105,779	5,245,185
Heineken N.V. - ADR (Netherlands)	68,760	3,999,082
Heineken N.V. (Netherlands)	3,235	376,721
PepsiCo, Inc.	22,994	3,608,908
		27,333,521
Food & Staples Retailing - 1.1%
The Kroger Co.	2,163	88,034
Wal-Mart de Mexico S.A.B. de C.V. - ADR (Mexico)	161,581	5,306,320
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	75,821	249,788
Walmart, Inc.	2,982	425,084
		6,069,226
Food Products - 3.3%
Archer-Daniels-Midland Co.	1,536	91,730
Bunge Ltd.	538	41,765
Campbell Soup Co.	1,047	45,775
Conagra Brands, Inc.	1,625	54,421
Danone S.A. (France)	6,441	473,759
General Mills, Inc.	1,613	94,941
The Hershey Co.	559	99,994

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
The J.M. Smucker Co.	403	$52,837
Kerry Group plc - Class A (Ireland)	1,683	249,557
The Kraft Heinz Co.	2,876	110,640
Mondelez International, Inc. - Class A	138,454	8,758,600
Nestle S.A. (Switzerland)	67,470	8,543,704
Tyson Foods, Inc. - Class A	1,040	74,319
		18,692,042
Household Products - 0.2%
The Clorox Co.	372	67,291
Colgate-Palmolive Co.	1,840	146,280
Kimberly-Clark Corp.	796	108,033
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico).	136,000	220,538
The Procter & Gamble Co.	3,029	430,815
		972,957
Personal Products - 1.1%
Beiersdorf AG (Germany).	2,625	311,781
Unilever plc - ADR (United Kingdom)	102,743	5,910,805
		6,222,586
Total Consumer Staples		59,290,332
Energy - 4.2%
Energy Equipment & Services - 0.0%##
Schlumberger N.V.	7,219	208,124
Oil, Gas & Consumable Fuels - 4.2%
BP plc - ADR (United Kingdom)	52,893	1,278,953
Cabot Oil & Gas Corp.	234,807	3,756,912
Cameco Corp. (Canada).	182,532	3,249,069
ConocoPhillips	43,382	2,431,995
EOG Resources, Inc.	30,493	2,221,720
EQT Corp.*	199,925	3,676,621
Exxon Mobil Corp.	32,975	1,898,371
Jonah Energy Parent LLC*3	2,449	36,735
Pioneer Natural Resources Co.	15,413	2,240,588
Royal Dutch Shell plc - Class B - ADR (Netherlands)	30,580	1,209,439
TotalEnergies SE - ADR (France)	25,635	1,118,455
Tourmaline Oil Corp. (Canada)	13,995	382,069
		23,500,927
Total Energy		23,709,051
Financials - 9.7%
Banks - 1.1%
The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	6,214	205,932
Citigroup, Inc.	3,264	220,712
Comerica, Inc.	539	37,008
East West Bancorp, Inc.	53,900	3,834,985
Fifth Third Bancorp	1,984	71,999
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
FinecoBank Banca Fineco S.p.A. (Italy)*	47,010	$841,781
Huntington Bancshares, Inc.	3,306	46,548
JPMorgan Chase & Co.	2,625	398,423
Regions Financial Corp.	2,930	56,403
U.S. Bancorp	2,857	158,678
		5,872,469
Capital Markets - 6.4%
Avanza Bank Holding AB (Sweden)	4,455	144,292
BlackRock, Inc.	9,169	7,951,082
Cboe Global Markets, Inc.	23,659	2,802,882
CME Group, Inc.	12,503	2,652,261
Deutsche Boerse AG (Germany)	23,745	3,962,189
Intercontinental Exchange, Inc.	41,673	4,993,675
Intermediate Capital Group plc (United Kingdom)	13,169	396,855
Moody’s Corp.	21,787	8,191,912
S&P Global, Inc.	11,366	4,872,831
		35,967,979
Consumer Finance - 0.8%
American Express Co.	24,595	4,194,185
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. - Class B*	10,702	2,978,260
Insurance - 0.9%
Admiral Group plc (United Kingdom)	15,097	713,160
The Allstate Corp.	776	100,919
Chubb Ltd.	925	156,084
Cincinnati Financial Corp.	526	62,005
Everest Re Group Ltd.	155	39,189
Fidelity National Financial, Inc.	1,078	48,089
The Hartford Financial Services Group, Inc.	1,062	67,564
The Travelers Companies, Inc.	630	93,820
W. R. Berkley Corp.	53,177	3,890,961
		5,171,791
Total Financials		54,184,684
Health Care - 12.6%
Biotechnology - 3.0%
BioMarin Pharmaceutical, Inc.*	63,756	4,891,998
Gilead Sciences, Inc.	2,512	171,545
Seagen, Inc.*	32,796	5,030,578
Vertex Pharmaceuticals, Inc.*	32,036	6,457,817

Health Care Equipment & Supplies - 4.8%		16,551,938
Alcon, Inc. (Switzerland)	43,154	3,141,611
Align Technology, Inc.*	6,176	4,297,261
Boston Scientific Corp.*	52,679	2,402,162
Getinge AB - Class B (Sweden)	15,318	665,675

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Heska Corp.*	9,939	$2,392,317
IDEXX Laboratories, Inc.*	7,400	5,021,122
Intuitive Surgical, Inc.*	2,549	2,527,232
Medtronic plc	46,158	6,061,007
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	200,000	358,844
		26,867,231
Health Care Providers & Services - 0.9%
Quest Diagnostics, Inc.	452	64,094
UnitedHealth Group, Inc.	12,429	5,123,482
		5,187,576
Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific, Inc.	7,605	4,106,776
Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co.	3,795	257,567
Dechra Pharmaceuticals plc (United Kingdom)	6,833	472,044
Johnson & Johnson	57,887	9,968,141
Merck & Co., Inc.	4,022	309,171
Novartis AG - ADR (Switzerland)	47,495	4,388,063
Organon & Co.*	365	10,589
Perrigo Co. plc	6,475	310,994
Zoetis, Inc.	9,920	2,010,784
		17,727,353
Total Health Care		70,440,874
Industrials - 6.5%
Aerospace & Defense - 0.1%
Airbus SE (France)*	1,319	180,926
General Dynamics Corp.	657	128,792
L3Harris Technologies, Inc.	513	116,318
Lockheed Martin Corp.	521	193,640
Northrop Grumman Corp.	380	137,947
		757,623
Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	482	42,980
Airlines - 0.9%
Controladora Vuela Cia de Aviacion
S.A.B. de C.V. - ADR (Mexico)*	17,431	384,876
Ryanair Holdings plc - ADR (Ireland)*	43,191	4,709,547
		5,094,423
Building Products - 0.1%
A. O. Smith Corp.	600	42,198
Assa Abloy AB - Class B (Sweden)	5,518	176,997
Johnson Controls International plc	2,005	143,197
		362,392
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies - 0.5%
Copart, Inc.*	18,745	$2,755,515
Republic Services, Inc.	856	101,316
Waste Management, Inc.	970	143,812
		3,000,643
Electrical Equipment - 0.1%
Eaton Corp. plc	917	144,932
Emerson Electric Co.	1,402	141,448
Hubbell, Inc.	207	41,495
		327,875
Industrial Conglomerates - 0.1%
3M Co.	1,045	206,847
Honeywell International, Inc.	1,111	259,741
		466,588
Machinery - 0.7%
Caterpillar, Inc.	969	200,341
Cummins, Inc.	402	93,304
Illinois Tool Works, Inc.	663	150,282
Snap-on, Inc.	197	42,942
Westinghouse Air Brake Technologies Corp.	43,221	3,668,166
		4,155,035
Professional Services - 0.8%
Booz Allen Hamilton Holding Corp.	536	45,994
Insperity, Inc.	46,921	4,647,525
		4,693,519
Road & Rail - 1.9%
Canadian National Railway Co. (Canada)	61,018	6,628,385
Norfolk Southern Corp.	13,960	3,599,307
Union Pacific Corp.	1,091	238,667
		10,466,359
Trading Companies & Distributors - 0.6%
Brenntag SE (Germany)	31,064	3,102,655
W. W. Grainger, Inc.	164	72,911
		3,175,566
Transportation Infrastructure - 0.7%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR (Mexico)*	24,765	1,211,504
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)*	19,400	118,196
Grupo Aeroportuario del Pacifico S.A.B.de C.V. - ADR (Mexico)	11,672	1,338,895
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)*	7,911	1,433,631
		4,102,226
Total Industrials		36,645,229

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology - 14.4%
Communications Equipment - 0.1%
Cisco Systems, Inc.	6,057	$335,376
Motorola Solutions, Inc.	440	98,525
		433,901
Electronic Equipment, Instruments & Components - 0.5%
CDW Corp.	13,269	2,432,871
Keyence Corp. (Japan)	500	278,502
Softwareone Holding AG (Germany)	14,631	375,513
		3,086,886
IT Services - 5.3%
Adyen N.V. (Netherlands)*2	107	289,976
Automatic Data Processing, Inc.	849	177,976
Broadridge Financial Solutions, Inc.	378	65,579
International Business Machines Corp.	1,566	220,743
Keywords Studios plc (Ireland)*	4,621	188,328
Mastercard, Inc. - Class A	27,001	10,420,766
PayPal Holdings, Inc.*	33,389	9,199,671
StoneCo Ltd. - Class A (Brazil)*	5,162	303,732
Switch, Inc. - Class A	14,909	308,020
TravelSky Technology Ltd. - Class H (China)	201,000	341,455
Visa, Inc. - Class A	32,485	8,003,979
		29,520,225
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	815	136,447
Intel Corp.	5,579	299,704
Micron Technology, Inc.*	65,529	5,083,740
NVIDIA Corp.	27,312	5,325,567
QUALCOMM, Inc.	1,814	271,737
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	1,686	196,655
		11,313,850
Software - 6.5%
Adobe, Inc.*	4,871	3,027,960
Fair Isaac Corp.*	7,224	3,784,726
Microsoft Corp.	49,067	13,979,679
Oracle Corp.	4,195	365,552
salesforce.com, Inc.*.	21,696	5,248,913
ServiceNow, Inc.*	16,617	9,768,968
		36,175,798
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	738	58,737
Total Information Technology		80,589,397
Materials - 3.2%
Chemicals - 1.5%
Air Liquide S.A. - ADR (France)	106,806	3,714,713
Air Liquide S.A. (France).	3,322	577,724
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
Akzo Nobel N.V. (Netherlands)	1,441	$178,003
CF Industries Holdings, Inc.	821	38,792
Eastman Chemical Co.	467	52,640
FMC Corp.	29,676	3,173,848
International Flavors & Fragrances, Inc.	648	97,615
Linde plc (United Kingdom).	868	266,815
RPM International, Inc.	480	41,563
		8,141,713
Construction Materials - 0.9%
Martin Marietta Materials, Inc.	7,882	2,863,531
Vulcan Materials Co.	13,701	2,466,043
		5,329,574
Containers & Packaging - 0.7%
Graphic Packaging Holding Co.	206,645	3,961,385
Packaging Corp. of America	345	48,817
		4 010 202
Metals & Mining - 0.1%
Newmont Corp.	1,889	118,667
Nucor Corp.	986	102,564
Reliance Steel & Aluminum Co.	254	39,916
Steel Dynamics, Inc.	798	51,431
		312,578
Total Materials		17,794,067
Real Estate - 5.1%
Equity Real Estate Investment Trusts (REITS) - 5.1%
Agree Realty Corp.	1, 803	135,495
American Campus Communities, Inc.	2, 477	124,618
American Homes 4 Rent - Class A	7, 795	327,390
American Tower Corp.	21,425	6,058,990
Americold Realty Trust.	3,780	146,853
Apple Hospitality REIT, Inc.	7,339	109,718
AvalonBay Communities, Inc.	1,052	239,677
Brandywine Realty Trust	8,539	119,204
Camden Property Trust	1,233	184,198
CareTrust REIT, Inc.	4,296	103,620
Community Healthcare Trust, Inc.	3,627	180,733
Cousins Properties, Inc.	7,210	286,381
Digital Realty Trust, Inc.	1,997	307,858
Douglas Emmett, Inc.	3,134	104,676
Duke Realty Corp.	6,255	318,254
Equinix, Inc.	5,004	4,105,332
Equity LifeStyle Properties, Inc.	3,333	279,305
Essex Property Trust, Inc.	737	241,810
Extra Space Storage, Inc.	1,277	222,377
Flagship Communities REIT	6,430	113,554
Getty Realty Corp.	3,776	119,284
Healthcare Trust of America, Inc. - Class A	4,307	123,137

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Healthpeak Properties, Inc.	4,639	$171,504
Hibernia REIT plc (Ireland)	48,250	74,753
Innovative Industrial Properties, Inc.	476	102,335
Invitation Homes, Inc.	10,743	437,025
Kilroy Realty Corp.	2,438	168,880
Lamar Advertising Co. - Class A	742	79,097
Life Storage, Inc.	1,554	182,377
Mid-America Apartment Communities, Inc.	1,743	336,573
NexPoint Residential Trust, Inc.	1,364	80,385
Prologis, Inc.	7,979	1,021,631
Public Storage.	1,431	447,159
Realty Income Corp.	966	67,900
Rexford Industrial Realty, Inc.	3,861	237,529
SBA Communications Corp.	28,884	9,849,155
Sun Communities, Inc.	2,208	433,011
Terreno Realty Corp.	2,245	153,468
UDR, Inc.	4,134	227,329
Ventas, Inc.	1,718	102,702
Welltower, Inc.	1,730	150,268
Total Real Estate		28,275,545
TOTAL COMMON STOCKS
(Identified Cost $349,880,888)		505,523,383

PREFERRED STOCKS - 0.1%

Information Technology - 0.0%##
Software - 0.0%##
Synchronoss Technologies, Inc., 8.375%, 6/30/2026	2,215	55,574
Materials - 0.1%
Metals & Mining - 0.1%
Ramaco Resources, Inc., 9.00%, 7/30/2026	22,200	572,316
TOTAL PREFERRED STOCKS
(Identified Cost $610,307)		627,890

CORPORATE BONDS - 3.0%

Non-Convertible Corporate Bonds- 3.0%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.2%
AT&T, Inc., 4.25%, 3/1/2027.	200,000	228,815
Lumen Technologies, Inc., 7.50%, 4/1/2024	45,000	50,612
Verizon Communications, Inc., 4.272%, 1/15/2036	550,000	660,069
		939,496
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Interactive Media & Services - 0.2%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	840,000	$940,308
Media - 0.0%##
Beasley Mezzanine Holdings LLC, 8.625%, 2/1/2026[2]	65,000	65,650
Sirius X.M. Radio, Inc., 4.00%, 7/15/2028[2]	55,000	56,719
		122,369
Total Communication Services		2,002,173
Consumer Discretionary - 0.2%
Auto Components - 0.0%##
The Goodyear Tire & Rubber Co., 5.00%, 7/15/2029[2]	80,000	84,157
Automobiles - 0.0%##
Ford Motor Co., 9.00%, 4/22/2025	85,000	104,631
Hotels, Restaurants & Leisure - 0.1%
Expedia Group, Inc., 4.625%, 8/1/2027	220,000	250,968
Household Durables - 0.0%##
STL Holding Co. LLC, 7.50%, 2/15/2026[2]	90,000	94,725
Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd. (China), 4.00%, 12/6/2037	460,000	515,286
Specialty Retail - 0.0%##
Bed Bath & Beyond, Inc., 4.915%, 8/1/2034	55,000	53,350
Macy’s Retail Holdings LLC, 4.50%, 12/15/2034	55,000	50,875
		104,225
Total Consumer Discretionary		1,153,992

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Alliance Resource Operating Partners LP - Alliance Resource Finance Corp., 7.50%, 5/1/2025[2]	45,000	45,450
BP Capital Markets America, Inc., 3.06%, 6/17/2041	630,000	648,772
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	200,000	196,000
Energy Transfer LP, 6.50%, 2/1/2042	542,000	712,732
Energy Ventures Gom LLC - EnVen Finance Corp., 11.75%, 4/15/2026[2]	40,000	41,600
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	414,000	598,064

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026[2]	76,000	$68,020
Navigator Holdings Ltd., 8.00%, 9/10/2025[2]	150,000	156,750
New Fortress Energy, Inc., 6.75%, 9/15/2025[2]	75,000	76,501
NGL Energy Partners LP - NGL Energy Finance Corp., 7.50%, 11/1/2023	85,000	80,962
Oasis Midstream Partners LP - OMP Finance Corp., 8.00%, 4/1/2029[2]	75,000	78,000
Penn Virginia Escrow LLC, 9.25%, 8/15/2026[2]	85,000	84,234
PetroTal Corp. (Peru), 12.00%, 2/16/2024[2]	65,000	66,950
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	550,000	654,176
Talos Production, Inc., 12.00%, 1/15/2026	75,000	78,141
The Williams Companies, Inc., 2.60%, 3/15/2031	500,000	514,245

Total Energy		4,100,597

Financials - 0.6%
Banks - 0.4%
Bank of America Corp., 6.11%, 1/29/2037	290,000	403,054
Citigroup, Inc., 4.45%, 9/29/2027.	375,000	432,480
JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.515%), 2.956%, 5/13/2031[4]	550,000	584,630
Lloyds Bank plc (United Kingdom) (3mo. LIBOR US + 11.756%), 12.00%[2,4,5]	500,000	533,125
		1,953,289
Capital Markets - 0.1%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026	240,000	245,903
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.25%, 5/15/2027	80,000	84,100
Owl Rock Technology Finance Corp., 3.75%, 6/17/2026[2]	240,000	255,456
StoneX Group, Inc., 8.625%, 6/15/2025[2]	70,000	76,032
		661,491
Consumer Finance - 0.1%
Navient Corp.
6.75%, 6/25/2025	50,000	55,684
5.625%, 8/1/2033	60,000	58,275
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance (continued)
PRA Group, Inc., 7.375%, 9/1/2025[2]	71,000	$76,503
		190,462
Diversified Financial Services - 0.0%##
FS Energy & Power Fund, 7.50%, 8/15/2023[2]	58,000	60,158
Insurance - 0.0%##
Enact Holdings, Inc., 6.50%, 8/15/2025[2]	75,000	81,324
Mortgage Real Estate Investment Trusts (REITS) - 0.0%##
Arbor Realty Trust, Inc., 8.00%, 4/30/2023[2]	80,000	84,471
Thrifts & Mortgage Finance - 0.0%##
Radian Group, Inc., 4.875%, 3/15/2027	50,000	54,313

Total Financials		3,085,508

Health Care - 0.1%
Health Care Providers & Services - 0.1%
HCA, Inc., 4.125%, 6/15/2029	295,000	336,409
Pharmaceuticals - 0.0%##
Bausch Health Companies, Inc., 5.00%, 2/15/2029[2]	85,000	79,794

Total Health Care		416,203

Industrials - 0.6%
Airlines - 0.1%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	99,449	110,894
Southwest Airlines Co., 5.25%, 5/4/2025	16,000	18,262
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	46,548	48,198
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028	510,598	507,067
		684,421
Commercial Services & Supplies - 0.0%##
CPI CG, Inc., 8.625%, 3/15/2026[2]	70,000	74,563
Prime Security Services Borrower LLC - Prime Finance, Inc., 5.75%, 4/15/2026[2]	105,000	114,975
		189,538
Construction & Engineering - 0.0%##
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/2026[2]	70,000	73,150

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Construction & Engineering (continued)
Dycom Industries, Inc., 4.50%, 4/15/2029[2]	80,000	$81,000
		154,150
Industrial Conglomerates - 0.1%
General Electric Co., (3 mo. LIBOR US + 3.330%), 3.449%[4,5]	405,000	396,394
Machinery - 0.0%##
Titan International, Inc., 7.00%, 4/30/2028[2]	75,000	78,225
Marine - 0.0%##
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	135,000	138,600
Road & Rail - 0.1%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[4]	210,000	238,350
Trading Companies & Distributors - 0.3%
Air Lease Corp., 3.625%, 4/1/2027	230,000	250,120
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	230,000	242,075
Avolon Holdings Funding Ltd. (Ireland), 2.75%, 2/21/2028[2]	1,100,000	1,109,719
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/2027[2]	44,000	50,160
		1,652,074
Total Industrials		3,531,752

Materials - 0.1%
Chemicals - 0.0%##
Ashland LLC, 6.875%, 5/15/2043	10,000	12,800
Metals & Mining - 0.1%
IAMGOLD Corp. (Burkina Faso), 5.75%, 10/15/2028[2]	80,000	82,200
Infrabuild Australia Pty Ltd. (Australia), 12.00%, 10/1/2024[2]	71,000	75,615
Joseph T Ryerson & Son, Inc., 8.50%, 8/1/2028[2]	47,000	51,935
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	250,000	262,260
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022[6,7]	220,000	22
Tacora Resources, Inc. (Canada), 8.25%, 5/15/2026[2]	100,000	104,750
		576,782
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Paper & Forest Products - 0.0%##
Clearwater Paper Corp., 4.75%, 8/15/2028[2]	80,000	$80,896

Total Materials		670,478

Real Estate - 0.3%
Equity Real Estate Investment Trusts (REITS) - 0.3%
American Tower Corp., 3.80%, 8/15/2029	571,000	642,468
Crown Castle International Corp., 3.10%, 11/15/2029	582,000	625,768
HAT Holdings I LLC - HAT Holdings II LLC, 3.375%, 6/15/2026[2]	80,000	81,071
IIP Operating Partnership LP, 5.50%, 5/25/2026[2]	110,000	114,987
		1,464,294
Real Estate Management & Development - 0.0%##
Forestar Group, Inc., 3.85%, 5/15/2026[2]	55,000	55,550
The Howard Hughes Corp., 4.125%, 2/1/2029[2]	80,000	79,268
		134,818
Total Real Estate		1,599,112

Utilities - 0.0%##
Independent Power and Renewable Electricity Producers - 0.0%##
Vistra Operations Co. LLC, 4.375%, 5/1/2029[2]	80,000	82,000
TOTAL CORPORATE BONDS
(Identified Cost $16,096,200)		16,641,815

MUTUAL FUND - 0.3%

iShares Broad USD Investment Grade Corporate Bond ETF
(Identified Cost $1,812,640)	29,510	1,807,488

U.S. TREASURY SECURITIES - 4.8%

U.S. Treasury Bonds - 0.2%
U.S. Treasury Bond, 3.00%, 5/15/2047
(Identified Cost $1,448,390)	1,185,000	1,457,365
U.S. Treasury Notes - 4.6%
U.S. Treasury Note, 2.375%, 5/15/2027
(Identified Cost $25,213,734)	23,545,000	25,613,465
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $26,662,124)		27,070,830

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES - 0.1%

Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	8,627	$8,849
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01%, 2/15/2029[2]	19,000	19,312
Invitation Homes Trust
Series 2017-SFR2, Class A, (1 mo. LIBOR US + 0.850%), 0.939%, 12/17/2036[2,8]	6,242	6,252
Series 2017-SFR2, Class B, (1 mo. LIBOR US + 1.150%), 1.239%, 12/17/2036[2,8]	4,999	5,005
Navient Student Loan Trust, Series 2014-1, Class A3, (1 mo. LIBOR US + 0.510%), 0.599%, 6/25/2031[8]	14,248	14,179
Nelnet Student Loan Trust
Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 0.789%, 2/25/2045[2,8]	14,844	14,789
Series 2013-5A, Class A, (1 mo. LIBOR US + 0.630%), 0.719%, 1/25/2037[2,8]	14,784	14,829
Series 2015-2A, Class A2, (1 mo. LIBOR US + 0.600%), 0.689%, 9/25/2047[2,8]	29,948	30,023
Oxford Finance Funding LLC
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	23,401	24,130
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	16,000	16,465
Progress Residential Trust, Series 2019-SFR2, Class A, 3.147%, 5/17/2036[2]	16,850	17,114
SMB Private Education Loan Trust,
Series 2020-A, Class A2A, 2.23%, 9/15/2037[2]	22,000	22,725
SoFi Consumer Loan Program Trust
Series 2019-2, Class A, 3.01%, 4/25/2028[2]	476	477
Series 2019-3, Class A, 2.90%, 5/25/2028[2]	1,380	1,384
SoFi Professional Loan Program Trust
Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	10,723	11,011
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	14,000	14,491
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,9]	6,668	6,772
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,9]	6,354	6,449
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 1.092%, 10/25/2048[2,8]	7,184	7,234
Tricon American Homes, Series 2020-SFR1, Class A, 1.499%, 7/17/2038[2]	25,976	26,164
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)
Tricon American Homes Trust, Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	12,808	$13,114
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $279,063)		280,768

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%##

CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,9]	1,303	1,322
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,9]	2,857	2,890
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,9]	5,131	5,241
Fannie Mae-Aces, Series 2017-M15, Class A1, 2.959%, 9/25/2027[9]	14,925	15,980
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	18,000	18,985
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO), 1.283%, 12/25/2021[9]	135,874	6
FREMF Mortgage Trust, Series 2014-K41, Class B, 3.833%, 11/25/2047[2,9]	21,000	22,858
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056.	14,592	15,152
GS Mortgage Securities Corp. Trust, Series 2019-70P, Class A, (1 mo. LIBOR US + 1.000%), 1.093%, 10/15/2036[2,8]	19,000	19,000
JP Morgan Mortgage Trust
Series 2013-2, Class A2, 3.50%, 5/25/2043[2,9]	1,284	1,304
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,9]	4,060	4,150
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,9]	9,613	9,778
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,9]	3,390	3,618
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,9]	4,819	5,114
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,9]	5,367	5,706
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,9]	4,871	4,962
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[9]	2,213	2,228
Series 2013-6, Class A2, 3.00%, 5/25/2043[9]	5,795	5,860
Series 2013-8, Class A1, 3.00%, 6/25/2043[9]	2,321	2,349

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust (continued)
Series 2020-1, Class A4, 3.50%, 2/25/2050[2,9]	2,866	$2,873
Starwood Retail Property Trust, Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 1.563%, 11/15/2027[2,8]	15,954	10,530
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,9]	11,696	11,776
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A, (1 mo. LIBOR US + 1.050%), 1.143%, 12/15/2033[2,8]	15,000	15,000
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $187,743)		186,682

MUNICIPAL BONDS - 0.0%##

New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Revenue Bond, 1.58%, 5/1/2024
(Identified Cost $127,469)	125,000	128,510

U.S. GOVERNMENT AGENCIES - 0.0%##

Mortgage-Backed Securities - 0.0%##
Fannie Mae
Pool #888810, UMBS, 5.50%, 11/1/2022	3	3
Pool #MA1834, UMBS, 4.50%, 2/1/2034	5,148	5,632
Pool #AD0207, UMBS, 6.00%, 10/1/2038	5,241	6,227
Pool #AD0307, UMBS, 5.50%, 1/1/2039	3,262	3,801
Pool #MA0258, UMBS, 4.50%, 12/1/2039	3,444	3,832
Pool #AL8674, 5.646%, 1/1/2049	13,258	15,087
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	3,638	3,971
Pool #C91771, 4.50%, 6/1/2034	3,305	3,616
Pool #C91780, 4.50%, 7/1/2034	4,717	5,163
Pool #G04601, 5.50%, 7/1/2038	5,316	6,193
Pool #G04587, 5.50%, 8/1/2038	4,500	5,241
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $58,960)		58,766

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

SHORT-TERM INVESTMENT - 1.6%

Dreyfus Government Cash Management, Institutional Shares, 0.03%[10]
(Identified Cost $8,687,853)	8,687,853	$8,687,853

TOTAL INVESTMENTS - 100.3%
(Identified Cost $404,403,247)		561,013,985
LIABILITIES, LESS OTHER ASSETS - (0.3%)		(1,799,707)
NET ASSETS - 100%		$559,214,278

Investment Portfolio - July 31, 2021

(unaudited)

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Impt. - Improvement

IO - Interest only

LIBOR - London Interbank Offered Rate

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $7,258,228, which represented 1.3% of the Series’ Net Assets.

3Security has been valued using significant unobservable inputs.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2021.

5Security is perpetual in nature and has no stated maturity date.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on October 10, 2017 and on dates between May 8, 2020 and September 18, 2020 at an aggregate cost of $44,437. The value of the security at July 31, 2021 was $22, or less than 0.1% of the Series’ Net Assets.

8Floating rate security. Rate shown is the rate in effect as of July 31, 2021.

9Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2021.

10Rate shown is the current yield as of July 31, 2021.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$66,549,240	$60,011,799	$6,537,441	$—
Consumer Discretionary	68,044,964	62,249,793	5,795,171	—
Consumer Staples	59,290,332	41,736,362	17,553,970	—
Energy	23,709,051	23,672,316	—	36,735
Financials	54,184,684	48,126,407	6,058,277	—
Health Care	70,440,874	68,944,311	1,496,563	—
Industrials	36,645,229	33,184,651	3,460,578	—
Information Technology	80,589,397	79,115,623	1,473,774	—
Materials	17,794,067	17,038,340	755,727	—
Real Estate	28,275,545	28,200,792	74,753	—
Preferred securities:
Information Technology	55,574	55,574	—	—

Investment Portfolio - July 31, 2021

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Materials	$572,316	$572,316	$—	$—
Debt securities:
U.S. Treasury and other U.S. Government agencies	27,129,596	—	27,129,596	—
States and political subdivisions (municipals)	128,510	—	128,510	—
Corporate debt:
Communication Services	2,002,173	—	2,002,173	—
Consumer Discretionary	1,153,992	—	1,153,992	—
Energy	4,100,597	—	4,100,597	—
Financials	3,085,508	—	3,085,508	—
Health Care	416,203	—	416,203	—
Industrials	3,531,752	—	3,531,752	—
Materials	670,478	—	670,478	—
Real Estate	1,599,112	—	1,599,112	—
Utilities	82,000	—	82,000	—
Asset-backed securities	280,768	—	280,768	—
Commercial mortgage-backed securities	186,682	—	186,682	—
Mutual fund	1,807,488	1,807,488	—	—
Short-Term Investment	8,687,853	8,687,853	—	—
Total assets	$561,013,985	$473,403,625	$87,573,625	$36,735

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.